Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	₩ 1,454,978	₩ 1,882,291
Short-term financial instruments	294,934	237,230
Accounts receivable – trade, net	1,978,532	1,970,611
Short-term loans, net	78,129	78,590
Accounts receivable – other, net	344,350	479,781
Contract assets	89,934	83,058
Prepaid expenses	1,953,769	1,974,315
Prepaid income taxes	161	415
Derivative financial assets	8,974	168,527
Inventories, net	179,809	166,355
Non-current assets held for sale	10,515	6,377
Advanced payments and others	191,517	171,646
Total Current Assets	6,585,602	7,219,196
Non-Current Assets:
Long-term financial instruments	375	375
Long-term investment securities	1,679,384	1,410,736
Investments in associates and joint ventures	1,915,012	1,889,289
Investment property, net	34,812	25,137
Property and equipment, net	13,006,196	13,322,492
Goodwill	2,075,009	2,075,009
Intangible assets, net	2,861,137	3,324,910
Long-term contract assets	39,837	49,163
Long-term loans, net	30,455	26,973
Long-term accounts receivable – other, net	312,531	373,951
Long-term prepaid expenses	1,086,107	1,073,422
Guarantee deposits, net	156,863	167,441
Long-term derivative financial assets	139,560	152,633
Deferred tax assets	11,609	6,860
Defined benefit assets	170,737	175,748
Other non-current assets	14,001	14,927
Total Non-Current Assets	23,533,625	24,089,066
Total Assets	30,119,227	31,308,262
Current Liabilities:
Accounts payable – trade	139,876	89,255
Accounts payable – other	1,913,006	2,427,906
Withholdings	802,506	803,555
Contract liabilities	155,576	172,348
Accrued expenses	1,439,786	1,505,549
Income tax payable	142,496	112,358
Provisions	38,255	39,683
Short-term borrowings	0	142,998
Current portion of long-term debt, net	1,621,844	1,967,586
Current portion of long-term payables – other	367,770	398,874
Lease liabilities	372,826	386,429
Liabilities held for sale	39	0
Total Current Liabilities	6,993,980	8,046,541
Non-Current Liabilities:
Debentures, excluding current portion, net	7,106,299	6,524,095
Long-term borrowings, excluding current portion, net	315,578	668,125
Long-term payables – other	892,683	1,239,467
Long-term lease liabilities	1,238,607	1,395,628
Long-term contract liabilities	56,917	61,574
Defined benefit liabilities	0	61
Long-term derivative financial liabilities	305,088	302,593
Long-term provisions	83,169	79,415
Deferred tax liabilities	832,236	763,766
Other non-current liabilities	66,271	71,801
Total Non-Current Liabilities	10,896,848	11,106,525
Total Liabilities	17,890,828	19,153,066
Shareholders' Equity:
Share capital	30,493	30,493
Capital surplus and others	(12,227,153)	(11,965,876)
Hybrid bonds	398,509	398,759
Retained earnings	22,799,981	22,463,711
Reserves	387,216	391,233
Equity attributable to owners of the Parent Company	11,389,046	11,318,320
Non-controlling interests	839,353	836,876
Total Shareholders' Equity	12,228,399	12,155,196
Total Liabilities and Shareholders' Equity	₩ 30,119,227	₩ 31,308,262